CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]	Dec. 31, 2015	[2]
Cash and cash equivalents [abstract]
Cash and cash equivalents at banks and on hand	$ 756,000,000	$ 850,000,000
Cash equivalents with original maturity of less than three months	1,052,000,000	464,000,000
Cash and cash equivalents	1,808,000,000	1,314,000,000	[1]
Less overdrafts	(17,000,000)	0
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	1,791,000,000	1,314,000,000	[2]	$ 2,942,000,000		$ 3,614,000,000
Restricted cash	0	0
Investments in money market funds	349,000,000	91,000,000
Less overdrafts	$ 17,000,000	$ 0

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[2]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).